Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets and lease liabilities
Schedule of non-cancellable lease contracts
Description of lease	Lease term
Motor vehicles	8 to 9 years
Corporate office premises	1.5 years

Schedule of lease cost recognized of balance sheet
	As of December 31,
	2022	2023	2023
	S$	S$	US$

Right-of-use assets	353,415	228,450	173,160
Lease liabilities
Current	102,402	93,000	70,492
Non-current	217,037	98,876	74,946
	319,439	191,876	145,438

Schedule of lease cost recognized of consolidated statements of income
	For the years ended December 31,
	2022	2023	2023
	S$	S$	US$

Amortization charge of right-of-use assets	94,188	76,310	57,841
Interest of lease liabilities	15,313	14,259	10,808